united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	6/30

Date of reporting period:	6/30/25

Item 1. Reports to Stockholders.

(a)

HCM Defender 100 Index ETF

(QQH) NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Defender 100 Index ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-100/. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 100 Index ETF	$90	0.86%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals on leveraged ETF holdings in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July, which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered the leveraged ETF positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities.

While the Fund underperformed for the period, it maintained a disciplined process of shifting between equity exposure and defensive cash based on trend signals. The Fund captured market strength during the latter part of 2024, but sharp reversals in early 2025 led to whipsaw effects that detracted from performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

HCM Defender 100 Index ETF - NAV
HCM Defender 100 Index
Nasdaq-100® Total Return Index
$40,000
$30,000
$20,000
$10,000
$0
$30,910
$28,140
$27,223
10/09/19
06/30/20
06/30/21
06/30/22
06/30/23
06/30/24
06/30/25

	HCM Defender 100 Index ETF - NAV	HCM Defender 100 Index	Nasdaq-100® Total Return Index
10/09/19	$10,000	$10,000	$10,000
06/30/20	$12,111	$12,542	$13,304
06/30/21	$19,210	$18,158	$19,205
06/30/22	$14,809	$15,127	$15,292
06/30/23	$18,922	$19,632	$20,358
06/30/24	$24,731	$25,588	$26,622
06/30/25	$27,223	$28,140	$30,910

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 9, 2019)
HCM Defender 100 Index ETF - NAV	10.08%	17.59%	19.11%
HCM Defender 100 Index	9.97%	17.54%	19.80%
Nasdaq-100® Total Return Index	16.10%	18.36%	21.78%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$584,456,459
  Number of Portfolio Holdings91
  Advisory Fee $4,052,512
  Portfolio Turnover165%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.1%
Exchange-Traded Funds	19.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
42.5%
Equity
19.9%
Communications
15.7%
Consumer Discretionary
10.7%
Consumer Staples
4.7%
Health Care
3.0%
Industrials
1.5%
Utilities
0.9%
Materials
0.8%
Energy
0.2%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Energy	0.2%
Materials	0.8%
Utilities	0.9%
Industrials	1.5%
Health Care	3.0%
Consumer Staples	4.7%
Consumer Discretionary	10.7%
Communications	15.7%
Equity	19.9%
Technology	42.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
ProShares UltraPro QQQ	19.9%
NVIDIA Corporation	8.3%
Microsoft Corporation	8.2%
Apple, Inc.	7.1%
Broadcom, Inc.	4.7%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	4.6%
Netflix, Inc.	3.9%
Tesla, Inc.	3.9%
Costco Wholesale Corporation	3.2%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

HCM Defender 100 Index ETF

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://howardcmfunds.com/fund/hcm-defender-100/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-QQH

HCM Defender 500 Index ETF

(LGH) NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2025

Fund Overview

This annual shareholder report contains important information about HCM Defender 500 Index ETF for the period of July 1, 2024 to June 30, 2025. You can find additional information about the Fund at https://howardcmfunds.com/fund/hcm-defender-500/. You can also request this information by contacting us at 1-770-642-4902.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HCM Defender 500 Index ETF	$92	0.87%

How did the Fund perform during the reporting period?

The Fund navigated a dynamic market environment marked by policy uncertainty, geopolitical events, and sharp rotations. Throughout the period, the Fund’s systematic, trend-following approach provided a disciplined framework for managing risk and responding to rapidly shifting conditions.

In the third quarter of 2024, falling inflation and lower Treasury yields fueled expectations of Fed rate cuts. Markets experienced heightened volatility driven by a sharp rotation out of large-cap technology and into cyclical sectors. During this period, the HCM Pivot Point® generated brief tactical sell signals on leveraged ETF holdings in response to the weak July jobs report and the Bank of Japan’s unexpected rate hike in late July, which sparked a partial unwinding of the carry trade. While the Fund reduced exposure during the downturn, the HCM-BuyLine® remained positive, indicating the broader trend was intact. The Fund quickly reentered the leveraged ETF positions, allowing it to participate in the recovery throughout the rest of the calendar year.

Entering 2025, markets were impacted by renewed trade policy uncertainty and intermittent tariff announcements. These developments led to sell signals from the HCM-BuyLine®. In response, the Fund tactically reduced exposure and raised cash prioritizing capital preservation amid unpredictable policy shifts. While rebounds occurred shortly after exits, the Fund remained focused on protecting investors from sustained downturns.

By April, conditions began to stabilize. The Fund maintained a patient stance, holding elevated cash while waiting on confirmation of an uptrend. In early May, the HCM-BuyLine® turned positive, triggering a systematic reentry into equities.

While the Fund underperformed for the period, it maintained a disciplined process of shifting between equity exposure and defensive cash based on trend signals. The Fund captured market strength during the latter part of 2024, but sharp reversals in early 2025 led to whipsaw effects that detracted from performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	HCM Defender 500 Index ETF - NAV	HCM Defender 500 Index	S&P 500® Index
10/09/19	$10,000	$10,000	$10,000
06/30/20	$10,078	$10,559	$10,772
06/30/21	$16,047	$15,005	$15,166
06/30/22	$13,953	$13,307	$13,556
06/30/23	$15,916	$15,084	$16,212
06/30/24	$20,130	$18,243	$20,193
06/30/25	$22,242	$20,431	$23,255

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 9, 2019)
HCM Defender 500 Index ETF - NAV	10.49%	17.16%	14.98%
HCM Defender 500 Index	11.99%	14.11%	13.29%
S&P 500® Index	15.16%	16.64%	15.88%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$489,680,214
  Number of Portfolio Holdings432
  Advisory Fee $3,325,463
  Portfolio Turnover151%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	80.1%
Exchange-Traded Funds	19.9%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 31.5%
Equity 19.9%
Communications 9.1%
Consumer Discretionary 7.9%
Financials 7.8%
Health Care 7.7%
Industrials 5.3%
Consumer Staples 4.1%
Energy 2.3%
Utilities 1.5%
Real Estate 1.4%
Materials 1.3%
Other Assets in Excess of Liabilities 0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	1.3%
Real Estate	1.4%
Utilities	1.5%
Energy	2.3%
Consumer Staples	4.1%
Industrials	5.3%
Health Care	7.7%
Financials	7.8%
Consumer Discretionary	7.9%
Communications	9.1%
Equity	19.9%
Technology	31.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Direxion Daily S&P 500 Bull 3X	19.9%
NVIDIA Corporation	6.8%
Microsoft Corporation	6.5%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.6%
Broadcom, Inc.	2.0%
Alphabet, Inc., Class A	1.9%
Tesla, Inc.	1.6%
Alphabet, Inc., Class C	1.4%

Material Fund Changes

No material changes occurred during the year ended June 30, 2025.

HCM Defender 500 Index ETF

Annual Shareholder Report - June 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://howardcmfunds.com/fund/hcm-defender-500/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 063025-LGH

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 - $ 37,000

2024 - $ 36,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 – $ 8,000

2024 – $ 8,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended June 30, 2024, and 2025 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended June 30, 2024, and 2025 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark H. Taylor, Mr. John Palancia, Ms. Patricia Luscombe and Mr. Jeffrey Young.

Item 6. Schedule of Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

HCM Defender 100 Index ETF

QQH

HCM Defender 500 Index ETF

LGH

Annual Financial Statements

and Additional Information

June 30, 2025

1-770-642-4902

www.howardcmetfs.com

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.0%
	ADVERTISING & MARKETING - 0.1%
9,017	Trade Desk, Inc. (The), Class A(a)	$649,134

	AUTOMOTIVE - 3.9%
71,610	Tesla, Inc.(a)	22,747,633

	BEVERAGES - 1.1%
4,376	Coca-Cola Europacific Partners plc	405,743
24,530	Keurig Dr Pepper, Inc.	810,962
14,666	Monster Beverage Corporation(a)	918,678
30,659	PepsiCo, Inc.	4,048,214
		6,183,597
	BIOTECH & PHARMA – 2.0%
12,456	Amgen, Inc.	3,477,840
3,323	Biogen, Inc.(a)	417,336
2,079	BioNTech S.E. - ADR(a)	221,351
29,305	Gilead Sciences, Inc.	3,249,045
2,336	Regeneron Pharmaceuticals, Inc.	1,226,400
6,690	Vertex Pharmaceuticals, Inc.(a)	2,978,388
		11,570,360
	CABLE & SATELLITE - 0.6%
1,932	Charter Communications, Inc., Class A(a)	789,821
81,209	Comcast Corporation, Class A	2,898,349
		3,688,170
	CHEMICALS - 0.8%
10,293	Linde PLC	4,829,270

	COMMERCIAL SUPPORT SERVICES - 0.3%
7,259	Cintas Corporation	1,617,813

	DIVERSIFIED INDUSTRIALS - 0.6%
13,936	Honeywell International, Inc.	3,245,415

	E-COMMERCE DISCRETIONARY - 5.5%
124,024	Amazon.com, Inc.(a)	27,209,625

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	E-COMMERCE DISCRETIONARY - 5.5% (Continued)
9,711	eBay, Inc.	$723,081
968	MercadoLibre, Inc.(a)	2,529,994
13,797	PDD Holdings, Inc. - ADR(a)	1,443,994
		31,906,694
	ELECTRIC UTILITIES - 0.8%
12,043	American Electric Power Company, Inc.	1,249,582
5,638	Constellation Energy Corporation	1,819,720
22,716	Exelon Corporation	986,329
13,272	Xcel Energy, Inc.	903,823
		4,959,454
	ENTERTAINMENT CONTENT - 0.1%
4,752	Electronic Arts, Inc.	758,894

	FOOD - 0.4%
17,338	Kraft Heinz Company (The)	447,667
28,513	Mondelez International, Inc., Class A	1,922,917
		2,370,584
	INDUSTRIAL SUPPORT SERVICES - 0.2%
24,680	Fastenal Company	1,036,560

	INTERNET MEDIA & SERVICES - 14.0%
8,941	Airbnb, Inc., Class A(a)	1,183,252
75,736	Alphabet, Inc., Class A	13,346,955
74,975	Alphabet, Inc., Class C	13,299,815
680	Booking Holdings, Inc.	3,936,683
36,655	Meta Platforms, Inc., Class A	27,054,690
17,054	Netflix, Inc.(a)	22,837,523
		81,658,918
	LEISURE FACILITIES & SERVICES - 0.6%
4,721	Marriott International, Inc., Class A	1,289,824
25,156	Starbucks Corporation	2,305,045
		3,594,869
	MEDICAL EQUIPMENT & DEVICES - 1.1%
6,911	DexCom, Inc.(a)	603,261

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.1% (Continued)
9,707	GE HealthCare Technologies, Inc.	$718,997
1,599	IDEXX Laboratories, Inc.(a)	857,608
7,333	Intuitive Surgical, Inc.(a)	3,984,826
		6,164,692
	OIL & GAS PRODUCERS - 0.1%
4,005	Diamondback Energy, Inc.	550,287

	OIL & GAS SERVICES & EQUIPMENT - 0.1%
21,473	Baker Hughes Company	823,275

	RETAIL - CONSUMER STAPLES - 3.2%
18,736	Costco Wholesale Corporation	18,547,516

	RETAIL - DISCRETIONARY - 0.5%
2,269	Lululemon Athletica, Inc.(a)	539,069
19,410	O’Reilly Automotive, Inc.(a)	1,749,424
6,871	Ross Stores, Inc.	876,602
		3,165,095
	SEMICONDUCTORS - 18.6%
39,958	Advanced Micro Devices, Inc.(a)	5,670,040
10,123	Analog Devices, Inc.	2,409,476
16,892	Applied Materials, Inc.	3,092,418
100,037	Broadcom, Inc.	27,575,200
1,362	GLOBALFOUNDRIES, Inc.(a)	52,028
91,330	Intel Corporation	2,045,792
2,861	KLA Corporation	2,562,712
26,663	Lam Research Corporation	2,595,376
19,394	Marvell Technology, Inc.	1,501,096
10,958	Microchip Technology, Inc.	771,114
21,852	Micron Technology, Inc.	2,693,259
307,481	NVIDIA Corporation	48,578,924
5,440	NXP Semiconductors N.V.	1,188,586
24,546	QUALCOMM, Inc.	3,909,196

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	SEMICONDUCTORS - 18.6% (Continued)
19,210	Texas Instruments, Inc.	$3,988,380
		108,633,597
	SOFTWARE - 14.3%
9,323	Adobe, Inc.(a)	3,606,882
1,767	ANSYS, Inc.(a)	620,606
3,751	Atlassian Corporation, Class A(a)	761,791
4,424	Autodesk, Inc.(a)	1,369,538
5,889	Cadence Design Systems, Inc.(a)	1,814,695
5,038	Crowdstrike Holdings, Inc., Class A(a)	2,565,904
6,323	Datadog, Inc., Class A(a)	849,369
14,602	Fortinet, Inc.(a)	1,543,723
5,691	Intuit, Inc.	4,482,402
96,127	Microsoft Corporation	47,814,531
84,933	Palantir Technologies, Inc., Class A(a)	11,578,067
14,181	Palo Alto Networks, Inc.(a)	2,902,000
2,207	Roper Technologies, Inc.	1,251,016
3,236	Synopsys, Inc.(a)	1,659,032
4,373	Workday, Inc., Class A(a)	1,049,520
		83,869,076
	TECHNOLOGY HARDWARE - 8.2%
203,390	Apple, Inc.	41,729,526
90,360	Cisco Systems, Inc.	6,269,177
		47,998,703
	TECHNOLOGY SERVICES - 1.3%
8,628	Automatic Data Processing, Inc.	2,660,876
9,896	Cognizant Technology Solutions Corporation, Class A	772,185
9,668	CoStar Group, Inc.(a)	777,307
6,814	Paychex, Inc.	991,164
20,991	PayPal Holdings, Inc.(a)	1,560,051
2,858	Verisk Analytics, Inc.	890,267
		7,651,850
	TELECOMMUNICATIONS - 0.9%
21,644	T-Mobile US, Inc.	5,156,899

See accompanying notes to financial statements.

HCM DEFENDER 100 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 80.0% (Continued)
	TRANSPORTATION & LOGISTICS - 0.3%
40,684	CSX Corporation	$1,327,519
3,709	Old Dominion Freight Line, Inc.	601,971
		1,929,490
	TRANSPORTATION EQUIPMENT - 0.2%
11,330	PACCAR, Inc.	1,077,030

	WHOLESALE - DISCRETIONARY - 0.2%
18,264	Copart, Inc.(a)	896,214

	TOTAL COMMON STOCKS (Cost $347,439,378)	467,281,089

	EXCHANGE-TRADED FUND — 19.9%
	EQUITY - 19.9%
1,402,503	ProShares UltraPro QQQ (Cost $82,136,606)	116,407,749

	TOTAL INVESTMENTS - 99.9% (Cost $429,575,984)	$583,688,838
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	767,621
	NET ASSETS - 100.0%	$584,456,459

ADR	- American Depositary Receipt

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

S.E.	- Societas Europaea

(a)	Non-income producing security.

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9%
	ADVERTISING & MARKETING - 0.1%
1,122	Omnicom Group, Inc.	$80,717
2,872	Trade Desk, Inc. (The), Class A(a)	206,755
		287,472
	AEROSPACE & DEFENSE - 1.1%
4,928	Boeing Company (The)(a)	1,032,564
1,420	General Dynamics Corporation	414,157
2,191	Howmet Aerospace, Inc.	407,811
1,178	L3Harris Technologies, Inc.	295,490
1,722	Lockheed Martin Corporation	797,527
973	Northrop Grumman Corporation	486,481
9,650	RTX Corporation	1,409,092
264	Teledyne Technologies, Inc.(a)	135,250
369	TransDigm Group, Inc.	561,116
		5,539,488
	APPAREL & TEXTILE PRODUCTS - 0.1%
1,019	Deckers Outdoor Corporation(a)	105,028
7,274	NIKE, Inc., Class B	516,745
		621,773
	ASSET MANAGEMENT - 1.0%
612	Ameriprise Financial, Inc.	326,643
2,566	Apollo Global Management, Inc.	364,038
1,029	Ares Management Corporation, Class A	178,223
1,106	Blackrock, Inc.	1,160,470
4,908	Blackstone, Inc.	734,139
10,702	Charles Schwab Corporation (The)	976,450
4,310	KKR & Company, Inc.	573,359
502	LPL Financial Holdings, Inc.	188,235
1,173	Raymond James Financial, Inc.	179,903
1,391	T Rowe Price Group, Inc.	134,232
		4,815,692
	AUTOMOTIVE - 1.7%
25,140	Ford Motor Company	272,769
7,286	General Motors Company	358,544

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	AUTOMOTIVE - 1.7% (Continued)
24,348	Tesla, Inc.(a)	$7,734,386
		8,365,699
	BANKING - 2.7%
46,399	Bank of America Corporation	2,195,601
13,212	Citigroup, Inc.	1,124,605
3,308	Citizens Financial Group, Inc.	148,033
4,631	Fifth Third Bancorp	190,473
8,498	Huntington Bancshares, Inc.	142,426
20,009	JPMorgan Chase & Company	5,800,810
8,318	KeyCorporation	144,900
965	M&T Bank Corporation	187,200
2,582	PNC Financial Services Group, Inc. (The)	481,336
6,072	Regions Financial Corporation	142,813
8,724	Truist Financial Corporation	375,045
9,237	US Bancorp	417,974
23,513	Wells Fargo & Company	1,883,862
		13,235,078
	BEVERAGES - 0.8%
29,004	Coca-Cola Company (The)	2,052,033
904	Constellation Brands, Inc., Class A	147,063
7,602	Keurig Dr Pepper, Inc.	251,322
4,288	Monster Beverage Corporation(a)	268,600
10,506	PepsiCo, Inc.	1,387,212
		4,106,230
	BIOTECH & PHARMA - 4.1%
13,745	AbbVie, Inc.	2,551,347
830	Alnylam Pharmaceuticals, Inc.(a)	270,655
4,278	Amgen, Inc.	1,194,460
1,095	Biogen, Inc.(a)	137,521
15,607	Bristol-Myers Squibb Company	722,448
8,542	Eli Lilly & Company	6,658,746
9,758	Gilead Sciences, Inc.	1,081,869
18,021	Johnson & Johnson	2,752,709
20,505	Merck & Company, Inc.	1,623,176

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	BIOTECH & PHARMA - 4.1% (Continued)
43,439	Pfizer, Inc.	$1,052,961
706	Regeneron Pharmaceuticals, Inc.	370,650
2,228	Vertex Pharmaceuticals, Inc.(a)	991,906
2,954	Zoetis, Inc.	460,676
		19,869,124
	CABLE & SATELLITE - 0.2%
633	Charter Communications, Inc., Class A(a)	258,777
27,519	Comcast Corporation, Class A	982,153
		1,240,930
	CHEMICALS - 0.8%
1,444	Air Products and Chemicals, Inc.	407,295
492	Avery Dennison Corporation	86,331
3,903	Corteva, Inc.	290,891
4,421	Dow, Inc.	117,068
2,592	DuPont de Nemours, Inc.	177,785
1,522	Ecolab, Inc.	410,088
1,731	International Flavors & Fragrances, Inc.	127,315
3,516	Linde PLC	1,649,637
1,505	LyondellBasell Industries N.V., Class A	87,079
1,580	PPG Industries, Inc.	179,725
1,464	Sherwin-Williams Company (The)	502,679
		4,035,893
	COMMERCIAL SUPPORT SERVICES - 0.3%
2,190	Cintas Corporation	488,085
1,370	Republic Services, Inc.	337,856
2,568	Waste Management, Inc.	587,610
		1,413,551
	CONSTRUCTION MATERIALS - 0.2%
327	Carlisle Companies, Inc.	122,102
4,591	CRH PLC	421,454
397	Martin Marietta Materials, Inc.	217,937
801	Vulcan Materials Company	208,917
		970,410

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	CONTAINERS & PACKAGING - 0.1%
1,663	Ball Corporation	$93,278
1,919	International Paper Company	89,867
704	Packaging Corporation of America	132,668
		315,813
	DATA CENTER REIT - 0.2%
2,058	Digital Realty Trust, Inc.	358,771
643	Equinix, Inc.	511,487
		870,258
	DIVERSIFIED INDUSTRIALS - 1.2%
3,355	3M Company	510,765
981	Dover Corporation	179,749
2,794	Eaton Corporation PLC	997,430
3,454	Emerson Electric Company	460,522
7,423	General Electric Company	1,910,606
4,811	Honeywell International, Inc.	1,120,386
1,941	Illinois Tool Works, Inc.	479,912
		5,659,370
	E-COMMERCE DISCRETIONARY - 3.6%
79,240	Amazon.com, Inc.(a)	17,384,464
3,040	eBay, Inc.	226,358
		17,610,822
	ELECTRIC UTILITIES - 1.4%
1,401	Alliant Energy Corporation	84,718
1,749	Ameren Corporation	167,974
3,661	American Electric Power Company, Inc.	379,865
4,523	CenterPoint Energy, Inc.	166,175
1,766	CMS Energy Corporation	122,348
2,393	Consolidated Edison, Inc.	240,138
1,748	Constellation Energy Corporation	564,184
5,479	Dominion Energy, Inc.	309,673
1,264	DTE Energy Company	167,429
5,003	Duke Energy Corporation	590,354
2,287	Edison International	118,009
2,589	Entergy Corporation	215,198

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	ELECTRIC UTILITIES - 1.4% (Continued)
2,052	Eversource Energy	$130,548
6,642	Exelon Corporation	288,396
4,051	FirstEnergy Corporation	163,093
15,049	NextEra Energy, Inc.	1,044,703
15,011	PG&E Corporation	209,253
4,813	PPL Corporation	163,113
3,254	Public Service Enterprise Group, Inc.	273,922
3,980	Sempra	301,565
8,069	Southern Company (The)	740,976
1,992	WEC Energy Group, Inc.	207,566
3,677	Xcel Energy, Inc.	250,404
		6,899,604
	ELECTRICAL EQUIPMENT - 0.9%
1,501	AMETEK, Inc.	271,621
7,461	Amphenol Corporation, Class A	736,774
4,840	Carrier Global Corporation	354,240
2,467	Fortive Corporation	128,605
1,941	GE Vernova, LLC	1,027,080
364	Hubbell, Inc.	148,661
3,765	Johnson Controls International plc	397,659
1,129	Keysight Technologies, Inc.(a)	184,998
2,662	Otis Worldwide Corporation	263,591
822	Ralliant Corporation(a)	39,875
590	Rockwell Automation, Inc.	195,980
1,260	Trane Technologies PLC	551,137
1,283	Trimble, Inc.(a)	97,482
1,783	Vertiv Holdings Company	228,955
		4,626,658
	ENGINEERING & CONSTRUCTION - 0.1%
695	Jacobs Solutions, Inc.	91,358
919	Quanta Services, Inc.	347,455
		438,813
	ENTERTAINMENT CONTENT - 0.5%
1,385	Electronic Arts, Inc.	221,185

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	ENTERTAINMENT CONTENT - 0.5% (Continued)
3,045	ROBLOX Corporation, Class A(a)	$320,334
1,145	Take-Two Interactive Software, Inc.(a)	278,063
11,419	Walt Disney Company (The)	1,416,070
14,345	Warner Bros Discovery, Inc.(a)	164,394
		2,400,046
	FOOD - 0.3%
3,928	General Mills, Inc.	203,510
1,015	Hershey Company (The)	168,439
1,567	Kellanova	124,624
4,559	Kraft Heinz Company (The)	117,713
1,687	McCormick & Company, Inc.	127,908
8,344	Mondelez International, Inc., Class A	562,719
2,290	Tyson Foods, Inc., Class A	128,103
		1,433,016
	GAMING REIT - 0.0%(b)
6,814	VICI Properties, Inc.	222,136

	GAS & WATER UTILITIES - 0.1%
1,183	American Water Works Company, Inc.	164,567
1,057	Atmos Energy Corporation	162,894
		327,461
	HEALTH CARE FACILITIES & SERVICES - 1.4%
1,454	Cardinal Health, Inc.	244,272
1,191	Cencora, Inc.	357,121
3,450	Centene Corporation(a)	187,266
1,800	Cigna Group (The)	595,044
7,596	CVS Health Corporation	523,972
1,659	Elevance Health, Inc.	645,285
1,194	HCA Healthcare, Inc.	457,421
844	Humana, Inc.	206,341
1,116	IQVIA Holdings, Inc.(a)	175,870
511	Labcorp Holdings, Inc.	134,143
858	McKesson Corporation	628,725
395	Molina Healthcare, Inc.(a)	117,671

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.4% (Continued)
733	Quest Diagnostics, Inc.	$131,669
7,256	UnitedHealth Group, Inc.	2,263,654
		6,668,454
	HEALTH CARE REIT - 0.1%
2,614	Ventas, Inc.	165,074
4,048	Welltower, Inc.	622,299
		787,373
	HOME CONSTRUCTION - 0.1%
1,742	DR Horton, Inc.	224,578
1,578	Lennar Corporation, Class A	174,543
17	NVR, Inc.(a)	125,556
1,249	PulteGroup, Inc.	131,720
		656,397
	HOUSEHOLD PRODUCTS - 0.9%
1,860	Church & Dwight Company, Inc.	178,765
938	Clorox Company (The)	112,626
5,671	Colgate-Palmolive Company	515,494
1,399	Estee Lauder Companies, Inc. (The), Class A	113,039
12,543	Kenvue, Inc.	262,525
2,253	Kimberly-Clark Corporation	290,457
17,659	Procter & Gamble Company (The)	2,813,431
		4,286,337
	INDUSTRIAL REIT - 0.1%
6,125	Prologis, Inc.	643,860

	INDUSTRIAL SUPPORT SERVICES - 0.2%
7,588	Fastenal Company	318,696
383	United Rentals, Inc.	288,552
284	WW Grainger, Inc.	295,428
		902,676
	INFRASTRUCTURE REIT - 0.3%
3,554	American Tower Corporation, Class A	785,506
2,903	Crown Castle, Inc.	298,225
726	SBA Communications Corporation, Class A	170,494

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	INFRASTRUCTURE REIT - 0.3% (Continued)
160	Texas Pacific Land Corporation	$169,022
		1,423,247
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
4,541	Bank of New York Mellon Corporation (The)	413,731
561	Cboe Global Markets, Inc.	130,831
2,593	CME Group, Inc.	714,683
2,200	Goldman Sachs Group, Inc. (The)	1,557,049
3,401	Intercontinental Exchange, Inc.	623,981
8,820	Morgan Stanley	1,242,385
2,728	Nasdaq, Inc.	243,938
1,287	Northern Trust Corporation	163,179
1,834	State Street Corporation	195,028
		5,284,805
	INSURANCE - 2.6%
3,211	Aflac, Inc.	338,632
1,685	Allstate Corporation (The)	339,207
4,197	American International Group, Inc.	359,221
1,192	Aon PLC, Class A	425,258
2,277	Arch Capital Group Ltd.	207,321
1,514	Arthur J Gallagher & Company	484,662
11,721	Berkshire Hathaway, Inc., Class B(a)	5,693,711
1,534	Brown & Brown, Inc.	170,075
2,964	Chubb Ltd.	858,730
873	Cincinnati Financial Corporation	130,007
1,674	Hartford Financial Services Group, Inc. (The)	212,380
88	Markel Group, Inc.(a)	175,768
3,562	Marsh & McLennan Companies, Inc.	778,796
3,857	MetLife, Inc.	310,180
1,638	Principal Financial Group, Inc.	130,106
4,249	Progressive Corporation (The)	1,133,888
2,482	Prudential Financial, Inc.	266,666
1,423	Travelers Companies, Inc. (The)	380,709
1,772	W R Berkley Corporation	130,189

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	INSURANCE - 2.6% (Continued)
686	Willis Towers Watson PLC	$210,259
		12,735,765
	INTERNET MEDIA & SERVICES - 7.6%
2,731	Airbnb, Inc., Class A(a)	361,421
51,636	Alphabet, Inc., Class A	9,099,812
39,261	Alphabet, Inc., Class C	6,964,509
231	Booking Holdings, Inc.	1,337,314
2,365	DoorDash, Inc., Class A(a)	582,996
758	Expedia Group, Inc.	127,859
944	GoDaddy, Inc., Class A(a)	169,977
17,128	Meta Platforms, Inc., Class A	12,642,005
3,041	Netflix, Inc.(a)	4,072,294
3,051	Pinterest, Inc., Class A(a)	109,409
14,537	Uber Technologies, Inc.(a)	1,356,302
602	VeriSign, Inc.	173,858
		36,997,756
	LEISURE FACILITIES & SERVICES - 0.9%
8,318	Chipotle Mexican Grill, Inc.(a)	467,056
859	Darden Restaurants, Inc.	187,236
269	Domino’s Pizza, Inc.	121,211
1,411	Hilton Worldwide Holdings, Inc.	375,806
2,130	Las Vegas Sands Corporation	92,676
1,488	Marriott International, Inc., Class A	406,536
5,351	McDonald’s Corporation	1,563,403
1,478	Royal Caribbean Cruises Ltd.	462,821
7,361	Starbucks Corporation	674,488
1,743	Yum! Brands, Inc.	258,278
		4,609,511
	LEISURE PRODUCTS - 0.1%
436	Axon Enterprise, Inc.(a)	360,982

	MACHINERY - 0.7%
3,301	Caterpillar, Inc.	1,281,482
1,756	Deere & Company	892,908

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	MACHINERY - 0.7% (Continued)
2,723	Ingersoll Rand, Inc.	$226,499
803	Parker-Hannifin Corporation	560,871
1,325	Veralto Corporation	133,759
1,391	Xylem, Inc.	179,940
		3,275,459
	MEDICAL EQUIPMENT & DEVICES - 2.2%
12,519	Abbott Laboratories	1,702,708
1,970	Agilent Technologies, Inc.	232,480
471	Align Technology, Inc.(a)	89,174
2,718	Baxter International, Inc.	82,301
2,290	Becton Dickinson and Company	394,453
10,753	Boston Scientific Corporation(a)	1,154,980
1,033	Cooper Companies, Inc. (The)(a)	73,508
4,861	Danaher Corporation	960,242
2,023	DexCom, Inc.(a)	176,588
4,004	Edwards Lifesciences Corporation(a)	313,153
3,037	GE HealthCare Technologies, Inc.	224,951
1,559	Hologic, Inc.(a)	101,584
436	IDEXX Laboratories, Inc.(a)	233,844
493	Insulet Corporation(a)	154,891
2,459	Intuitive Surgical, Inc.(a)	1,336,245
9,766	Medtronic PLC	851,302
112	Mettler-Toledo International, Inc.(a)	131,569
874	ResMed, Inc.	225,492
570	STERIS plc	136,925
2,238	Stryker Corporation	885,420
2,942	Thermo Fisher Scientific, Inc.	1,192,863
366	Waters Corporation(a)	127,749
394	West Pharmaceutical Services, Inc.	86,207
1,355	Zimmer Biomet Holdings, Inc.	123,590
		10,992,219
	METALS & MINING - 0.2%
9,195	Freeport-McMoRan, Inc.	398,603

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	METALS & MINING - 0.2% (Continued)
7,316	Newmont Corporation	$426,230
		824,833
	OFFICE REIT - 0.0%(b)
1,158	Alexandria Real Estate Equities, Inc.	84,106

	OIL & GAS PRODUCERS - 2.2%
1,440	Cheniere Energy, Inc.	350,669
12,560	Chevron Corporation	1,798,467
9,680	ConocoPhillips	868,684
5,634	Coterra Energy, Inc.	142,991
4,053	Devon Energy Corporation	128,926
1,278	Diamondback Energy, Inc.	175,597
3,905	EOG Resources, Inc.	467,077
3,222	EQT Corporation	187,907
33,248	Exxon Mobil Corporation	3,584,135
1,971	Hess Corporation	273,062
12,678	Kinder Morgan, Inc.	372,733
2,012	Marathon Petroleum Corporation	334,213
5,240	Occidental Petroleum Corporation	220,132
4,208	ONEOK, Inc.	343,499
2,761	Phillips 66	329,387
1,606	Targa Resources Corporation	279,572
2,125	Valero Energy Corporation	285,643
8,280	Williams Companies, Inc. (The)	520,067
		10,662,761
	OIL & GAS SERVICES & EQUIPMENT - 0.1%
5,887	Baker Hughes Company	225,708
6,391	Halliburton Company	130,249
8,771	Schlumberger Limited	296,459
		652,416
	REAL ESTATE SERVICES - 0.1%
2,048	CBRE Group, Inc., Class A(a)	286,966

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	RENEWABLE ENERGY - 0.0%(b)
645	First Solar, Inc.(a)	$106,773

	RESIDENTIAL REIT - 0.1%
835	AvalonBay Communities, Inc.	169,923
2,452	Equity Residential	165,485
453	Essex Property Trust, Inc.	128,380
3,724	Invitation Homes, Inc.	122,147
790	Mid-America Apartment Communities, Inc.	116,928
688	Sun Communities, Inc.	87,025
		789,888
	RETAIL - CONSUMER STAPLES - 1.5%
3,272	Costco Wholesale Corporation	3,239,083
1,404	Dollar General Corporation	160,590
1,014	Dollar Tree, Inc.(a)	100,427
4,190	Kroger Company (The)	300,549
3,101	Target Corporation	305,914
31,672	Walmart, Inc.	3,096,888
		7,203,451
	RETAIL - DISCRETIONARY - 1.3%
102	AutoZone, Inc.(a)	378,647
1,236	Best Buy Company, Inc.	82,973
734	Genuine Parts Company	89,042
7,209	Home Depot, Inc. (The)	2,643,108
4,231	Lowe’s Companies, Inc.	938,732
5,670	O’Reilly Automotive, Inc.(a)	511,037
2,106	Ross Stores, Inc.	268,683
8,425	TJX Companies, Inc. (The)	1,040,403
3,357	Tractor Supply Company	177,149
326	Ulta Beauty, Inc.(a)	152,509
		6,282,283
	RETAIL REIT - 0.1%
6,127	Realty Income Corporation	352,976
2,109	Simon Property Group, Inc.	339,043
		692,019

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	SELF-STORAGE REIT - 0.1%
1,456	Extra Space Storage, Inc.	$214,673
1,000	Public Storage	293,420
		508,093
	SEMICONDUCTORS - 10.9%
11,316	Advanced Micro Devices, Inc.(a)	1,605,740
3,379	Analog Devices, Inc.	804,270
5,764	Applied Materials, Inc.	1,055,215
35,984	Broadcom, Inc.	9,918,990
26,719	Intel Corporation	598,506
853	KLA Corporation	764,066
7,980	Lam Research Corporation	776,773
5,915	Marvell Technology, Inc.	457,821
3,489	Microchip Technology, Inc.	245,521
6,560	Micron Technology, Inc.	808,520
263	Monolithic Power Systems, Inc.	192,353
210,679	NVIDIA Corporation	33,285,174
3,274	ON Semiconductor Corporation(a)	171,590
8,253	QUALCOMM, Inc.	1,314,373
6,485	Texas Instruments, Inc.	1,346,416
		53,345,328
	SOFTWARE - 10.1%
3,135	Adobe, Inc.(a)	1,212,869
511	ANSYS, Inc.(a)	179,473
1,227	Atlassian Corporation, Class A(a)	249,191
1,342	Autodesk, Inc.(a)	415,443
1,814	Cadence Design Systems, Inc.(a)	558,984
2,076	Cloudflare, Inc., Class A(a)	406,543
1,705	Crowdstrike Holdings, Inc., Class A(a)	868,374
1,972	Datadog, Inc., Class A(a)	264,899
4,424	Fortinet, Inc.(a)	467,705
3,036	Gen Digital, Inc.	89,258
320	HubSpot, Inc.(a)	178,122
1,905	Intuit, Inc.	1,500,435
64,106	Microsoft Corporation	31,886,965

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	SOFTWARE - 10.1% (Continued)
476	MongoDB, Inc.(a)	$99,955
11,423	Oracle Corporation	2,497,411
14,515	Palantir Technologies, Inc., Class A(a)	1,978,686
4,832	Palo Alto Networks, Inc.(a)	988,820
783	PTC, Inc.(a)	134,942
667	Roper Technologies, Inc.	378,082
6,586	Salesforce, Inc.	1,795,936
1,454	ServiceNow, Inc.(a)	1,494,828
1,971	Snowflake, Inc., Class A(a)	441,051
1,110	SS&C Technologies Holdings, Inc.	91,908
974	Synopsys, Inc.(a)	499,350
228	Tyler Technologies, Inc.(a)	135,168
901	Veeva Systems, Inc., Class A(a)	259,470
1,333	Workday, Inc., Class A(a)	319,920
1,604	Zoom Video Communications, Inc.(a)	125,080
		49,518,868
	SPECIALTY FINANCE - 0.4%
3,803	American Express Company	1,213,081
4,092	Capital One Financial Corporation	870,614
2,323	Synchrony Financial	155,037
		2,238,732
	SPECIALTY REIT - 0.0%(b)
1,761	Iron Mountain, Inc.	180,626

	STEEL - 0.1%
1,483	Nucor Corporation	192,107
285	Reliance, Inc.	89,462
986	Steel Dynamics, Inc.	126,218
		407,787
	TECHNOLOGY HARDWARE - 6.7%
136,110	Apple, Inc.	27,925,688
6,350	Arista Networks, Inc.(a)	649,669
28,127	Cisco Systems, Inc.	1,951,450
4,750	Corning, Inc.	249,803

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	TECHNOLOGY HARDWARE - 6.7% (Continued)
1,783	Dell Technologies, Inc., Class C	$218,596
1,130	Garmin Ltd.	235,854
7,641	Hewlett Packard Enterprise Company	156,258
6,544	HP, Inc.	160,066
556	Jabil, Inc.	121,264
1,146	Motorola Solutions, Inc.	481,847
1,365	NetApp, Inc.	145,441
890	Seagate Technology Holdings PLC	128,454
4,009	Super Micro Computer, Inc.(a)	196,481
1,933	Western Digital Corporation(a)	123,693
		32,744,564
	TECHNOLOGY SERVICES - 3.8%
4,435	Accenture PLC, Class A	1,325,577
41	Amentum Holdings, Inc.(a)	968
2,946	Automatic Data Processing, Inc.	908,546
4,301	Block, Inc.(a)	292,167
691	Booz Allen Hamilton Holding Corporation	71,954
727	Broadridge Financial Solutions, Inc.	176,683
709	CDW Corporation	126,620
3,257	Cognizant Technology Solutions Corporation, Class A	254,144
1,248	Coinbase Global, Inc., Class A(a)	437,412
394	Corpay, Inc.(a)	130,737
2,824	CoStar Group, Inc.(a)	227,050
791	Equifax, Inc.	205,162
191	FactSet Research Systems, Inc.	85,430
138	Fair Isaac Corporation(a)	252,258
3,315	Fidelity National Information Services, Inc.	269,874
4,248	Fiserv, Inc.(a)	732,398
487	Gartner, Inc.(a)	196,855
1,609	Global Payments, Inc.	128,784
6,420	International Business Machines Corporation	1,892,488
828	Leidos Holdings, Inc.	130,625
5,745	Mastercard, Inc., Class A	3,228,345
997	Moody’s Corporation	500,085

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	TECHNOLOGY SERVICES - 3.8% (Continued)
461	MSCI, Inc.	$265,877
1,994	Paychex, Inc.	290,047
6,142	PayPal Holdings, Inc.(a)	456,473
2,195	S&P Global, Inc.	1,157,402
992	TransUnion	87,296
832	Verisk Analytics, Inc.	259,168
12,477	Visa, Inc., Class A	4,429,960
		18,520,385
	TELECOMMUNICATIONS - 0.7%
53,072	AT&T, Inc.	1,535,904
3,456	T-Mobile US, Inc.	823,427
30,624	Verizon Communications, Inc.	1,325,100
		3,684,431
	TIMBER REIT - 0.0%(b)
4,972	Weyerhaeuser Company	127,731

	TOBACCO & CANNABIS - 0.6%
12,162	Altria Group, Inc.	713,058
11,279	Philip Morris International, Inc.	2,054,244
		2,767,302
	TRANSPORTATION & LOGISTICS - 0.7%
11,888	CSX Corporation	387,905
3,580	Delta Air Lines, Inc.	176,064
781	Expeditors International of Washington, Inc.	89,229
1,373	FedEx Corporation	312,097
627	JB Hunt Transport Services, Inc.	90,037
1,532	Norfolk Southern Corporation	392,146
1,084	Old Dominion Freight Line, Inc.	175,933
2,769	Southwest Airlines Company	89,826
4,373	Union Pacific Corporation	1,006,141
1,624	United Airlines Holdings, Inc.(a)	129,319
4,907	United Parcel Service, Inc., Class B	495,313
		3,344,010

See accompanying notes to financial statements.

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 79.9% (Continued)
	TRANSPORTATION EQUIPMENT - 0.2%
839	Cummins, Inc.	$274,773
3,312	PACCAR, Inc.	314,838
1,120	Westinghouse Air Brake Technologies Corporation	234,472
		824,083
	WHOLESALE - CONSUMER STAPLES - 0.1%
2,714	Archer-Daniels-Midland Company	143,245
3,005	Sysco Corporation	227,599
		370,844
	WHOLESALE - DISCRETIONARY - 0.1%
5,572	Copart, Inc.(a)	273,418

	TOTAL COMMON STOCKS (Cost $296,833,418)	391,371,876

	EXCHANGE-TRADED FUND — 19.9%
	EQUITY - 19.9%
560,757	Direxion Daily S&P 500 Bull 3X (Cost $75,368,937)	97,308,162

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
143	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	—	(e)

	TOTAL INVESTMENTS - 99.8% (Cost $372,202,355)			$488,680,038
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%			1,000,176
	NET ASSETS - 100.0%			$489,680,214

CVR	- Contingent Value Right

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

NV	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Illiquid security. The total fair value of these securities as of June 30, 2025 was $0, representing 0.0% of net assets.

(d)	The fair value of this investment is determined using significant unobservable inputs.

(e)	Amount represents less than $1.

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2025

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
ASSETS
Investment securities:
At cost	$429,575,984	$372,202,355
At fair value	$583,688,838	$488,680,038
Cash and cash equivalents	785,402	846,210
Dividends and interest receivable	385,958	529,236
Prepaid expenses	2,457	699
TOTAL ASSETS	584,862,655	490,056,183

LIABILITIES
Investment advisory fees payable	343,873	290,314
Payable to related parties	23,370	43,797
Accrued expenses and other liabilities	38,953	41,858
TOTAL LIABILITIES	406,196	375,969
NET ASSETS	$584,456,459	$489,680,214

Net Assets Consist Of:
Paid in capital	$512,818,199	$419,941,549
Accumulated earnings	71,638,260	69,738,665
NET ASSETS	$584,456,459	$489,680,214

Net Asset Value Per Share:
Net Assets	$584,456,459	$489,680,214
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	8,650,000	9,000,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$67.57	$54.41

See accompanying notes to financial statements.

The HCM ETFs
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2025

	HCM Defender 100	HCM Defender 500
	Index ETF	Index ETF
INVESTMENT INCOME
Dividends (net of tax withholding of $3,301 and $0, respectively)	$4,289,424	$5,071,759
Interest	1,914,488	1,199,143
TOTAL INVESTMENT INCOME	6,203,912	6,270,902

EXPENSES
Investment advisory fees	4,052,512	3,325,463
Administrative services	289,982	252,857
Custodian fees	52,944	50,633
Compliance officer fees	29,513	31,679
Printing and postage expenses	26,154	14,604
Audit fees	22,915	22,917
Legal fees	17,810	17,262
Trustees fees and expenses	17,053	16,849
Transfer agent fees	10,809	15,136
Insurance expense	6,011	5,483
Other expenses	17,201	9,048
TOTAL EXPENSES	4,542,904	3,761,931

NET INVESTMENT INCOME	1,661,008	2,508,971

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
In-kind redemptions	3,811,147	5,940,947
Net realized gain on investments	10,916,094	9,716,406
Foreign currency transactions	278	—
	14,727,519	15,657,353
Net change in unrealized appreciation on investments	33,275,745	24,861,114

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	48,003,264	40,518,467

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,664,272	$43,027,438

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$1,661,008	$1,176,511
Net realized gain on investments, in-kind redemptions, and foreign currency transactions	14,727,519	57,708,652
Net change in unrealized appreciation on investments	33,275,745	49,104,836
Net increase in net assets resulting from operations	49,664,272	107,989,999

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,333,495)	(992,525)
Net decrease in net assets resulting from distributions to shareholders	(1,333,495)	(992,525)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	58,121,434	258,121,147
Cost of shares redeemed	(17,211,641)	(197,959,846)
Net increase in net assets resulting from shares of beneficial interest	40,909,793	60,161,301

TOTAL INCREASE IN NET ASSETS	89,240,570	167,158,775

NET ASSETS
Beginning of Year	495,215,889	328,057,114
End of Year	$584,456,459	$495,215,889

SHARE ACTIVITY
Shares Sold	900,000	5,250,000
Shares Redeemed	(300,000)	(4,150,000)
Net increase in shares of beneficial interest outstanding	600,000	1,100,000

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2025	June 30, 2024
FROM OPERATIONS
Net investment income	$2,508,971	$1,899,614
Net realized gain on investments, in-kind redemptions, and foreign currency transactions	15,657,353	21,947,646
Net change in unrealized appreciation on investments	24,861,114	54,415,599
Net increase in net assets resulting from operations	43,027,438	78,262,859

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(1,755,910)	(1,881,940)
Net decrease in net assets resulting from distributions to shareholders	(1,755,910)	(1,881,940)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	74,892,504	57,219,022
Cost of shares redeemed	(24,367,263)	(24,759,247)
Net increase in net assets resulting from shares of beneficial interest	50,525,241	32,459,775

TOTAL INCREASE IN NET ASSETS	91,796,769	108,840,694

NET ASSETS
Beginning of Year	397,883,445	289,042,751
End of Year	$489,680,214	$397,883,445

SHARE ACTIVITY
Shares Sold	1,450,000	1,350,000
Shares Redeemed	(500,000)	(650,000)
Net increase in shares of beneficial interest outstanding	950,000	700,000

See accompanying notes to financial statements.

HCM Defender 100 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021
Net asset value, beginning of year	$61.52	$47.20	$36.94	$47.92	$30.21
Activity from investment operations:
Net investment income (loss) (1)	0.20	0.16	0.23	(0.18)	(0.10)
Net realized and unrealized gain (loss) on investments	6.01	14.30	10.03	(10.80)	17.81
Total from investment operations	6.21	14.46	10.26	(10.98)	17.71
Less distributions from:
Net investment income	(0.16)	(0.14)	—	—	—
Total distributions	(0.16)	(0.14)	—	—	—
Net asset value, end of year	$67.57	$61.52	$47.20	$36.94	$47.92
Total return (3)	10.08%	30.70%	27.77%	(22.91)%	58.62%
Net assets, at end of year (000s)	$584,456	$495,216	$328,057	$251,220	$208,433

Ratio of net expenses to average
net assets (4)	0.86%	0.86%	0.89%	0.89%	0.91%
Ratio of net investment income (loss)
to average net assets (4)	0.31%	0.31%	0.61%	(0.37)%	(0.26)%
Portfolio Turnover Rate (2)	165%	124%	45%	73%	5%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

See accompanying notes to financial statements.

HCM Defender 500 Index ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	June 30, 2025	June 30, 2024	June 30, 2023	June 30, 2022		June 30, 2021
Net asset value, beginning of year	$49.43	$39.33	$34.69	$39.95		$25.15
Activity from investment operations:
Net investment income (1)	0.29	0.26	0.36	0.03		0.09
Net realized and unrealized gain (loss) on investments	4.90	10.10	4.48	(5.23)		14.79
Total from investment operations	5.19	10.36	4.84	(5.20)		14.88
Less distributions from:
Net investment income	(0.21)	(0.26)	(0.20)	(0.06)		(0.08)
Return of capital	—	—	—	(0.00	) (4)	—
Total distributions	(0.21)	(0.26)	(0.20)	(0.06)		(0.08)
Net asset value, end of year	$54.41	$49.43	$39.33	$34.69		$39.95
Total return (3)	10.49%	26.48%	14.06%	(13.05)%		59.23%
Net assets, at end of year (000s)	$489,680	$397,883	$289,043	$260,205		$195,733

Ratio of net expenses to average
net assets (5)	0.87%	0.89%	0.92%	0.89%		0.94%
Ratio of net investment income
to average net assets (5)	0.58%	0.60%	1.03%	0.06%		0.27%
Portfolio Turnover Rate (2)	151%	114%	59%	73%		3%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(4)	Represents less than $0.005.

(5)	Does not include the expenses of other investment companies in which the Fund invests, as these expenses are included in the realized and unrealized gain/(loss) on investments.

See accompanying notes to financial statements.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025

1.	ORGANIZATION

The HCM Defender 100 Index ETF (“QQH”) and the HCM Defender 500 Index ETF (“LGH”) (each a “Fund” and collectively the “Funds”) are each a diversified series of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. QQH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index. LGH’s investment objective seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index. The investment objectives of each Fund are non-fundamental. QQH and LGH commenced operations on October 9, 2019.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments - The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Funds’ assets measured at fair value:

HCM Defender 100 Index ETF
Assets*	Level 1		Level 2	Level 3	Total
Common Stocks	$467,281,089		$—	$—	$467,281,089
Exchange-Traded Fund	116,407,749		—	—	116,407,749
Total	$583,688,838		$—	$—	$583,688,838

HCM Defender 500 Index ETF
Assets*	Level 1		Level 2	Level 3	Total
Common Stocks	$391,371,876		$—	$—	$391,371,876
Exchange-Traded Fund	97,308,162		—	—	97,308,162
Right	—	^	—	—	—
Total	$488,680,038		$—	$—	$488,680,038

The Funds did not hold any Level 2 or 3 securities during the year.

*	See Schedule of Investments for industry classification.

^	Includes securities valued at $0.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income and net realized capital gains, if any, are declared and paid annually for each Fund. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year June 30, 2022 through June 30, 2024, or expected to be taken in the Funds’ June 30, 2025 tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. For the year ended June 30, 2025, QQH and LGH had a realized loss of $278 and $0 on foreign currency transactions, respectively.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$781,494,321	$780,253,502
LGH	$619,136,990	$620,624,216

For the year ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker Symbol	Purchases	Sales
QQH	$51,371,298	$11,562,966
LGH	$70,578,742	$18,340,327

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Howard Capital Management, Inc. (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.77% of each Fund’s average daily net assets. For the year ended June 30, 2025, the Adviser earned $4,052,512, and $3,325,463 in advisory fees for QQH and LGH, respectively.

The Trust, with respect to the Funds, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) - UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for both QQH and LGH. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

	Fee for In-Kind and	Maximum Additional Variable
Ticker Symbol	Cash Purchases	Charge for Cash Purchases*
QQH	$500	2.00%*
LGH	$1,000	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the year ended June 30, 2025, and June 30, 2024, was as follows:

For the year ended June 30, 2025
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$1,333,495	$—	$—	$—	$1,333,495
HCM Defender 500 Index ETF	1,755,910	—	—	—	1,755,910

For the year ended June 30, 2024
	Ordinary	Long-Term	Return	Tax-Exempt
Portfolio	Income	Capital Gains	of Capital	Income	Total
HCM Defender 100 Index ETF	$992,525	$—	$—	$—	$992,525
HCM Defender 500 Index ETF	1,881,940	—	—	—	1,881,940

The HCM ETFs
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2025

As of June 30, 2025, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
HCM Defender 100 Index ETF	$1,371,319	$—	$—	$(78,588,324)	$—	148,855,265	$71,638,260
HCM Defender 500 Index ETF	1,672,384	—	—	(42,556,827)	—	110,623,108	69,738,665

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, passive foreign investment companies, and adjustments for C-Corporation return of capital distributions.

At June 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carryforwards utilized as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
HCM Defender 100 Index ETF	$78,588,324	$—	$78,588,324	$5,256,164
HCM Defender 500 Index ETF	42,556,827	—	42,556,827	6,491,352

Permanent book and tax differences, primarily attributable to the tax adjustments for realized gain (loss) on in-kind redemptions, and the book/tax basis treatment of prior year tax returns resulted in reclassifications for the Funds for the fiscal year ended June 30, 2025, as follows:

	Paid In	Accumulated
Portfolio	Capital	Earnings (Losses)
HCM Defender 100 Index ETF	$3,710,782	$(3,710,782)
HCM Defender 500 Index ETF	6,148,003	(6,148,003)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

				Tax Net
	Cost for Federal	Unrealized	Unrealized	Unrealized
Portfolio	Tax purposes	Appreciation	Depreciation	App/Dep
HCM Defender 100 Index ETF	$434,833,573	$156,297,979	$(7,442,714)	$148,855,265
HCM Defender 500 Index ETF	378,056,930	119,147,730	(8,524,622)	110,623,108

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF and the Board of Trustees of Northern Lights Fund Trust III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of HCM Defender 100 Index ETF and HCM Defender 500 Index ETF (collectively, the Funds), including the schedules of investments, as of June 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Howard Capital Management, Inc. investment companies since 2015.

Denver, Colorado
August 28, 2025

The HCM ETFs
Additional Information (Unaudited)
June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreement - HCM Defender 100 Index ETF and HCM Defender 500 Index ETF*

In connection with a meeting held on February 26-27, 2025, the Board, including a majority of the Trustees who are not “interested persons” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between Howard Capital Management, Inc. (the “Adviser”) and the Trust, with respect to HCM Defender 100 Index ETF (“HCM 100”) and HCM Defender 500 Index ETF (“HCM 500”), (collectively, the “HCM ETFs”). In considering the renewal of the Advisory Agreement, the Board reviewed materials specifically relating to the HCM ETFs and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board noted that the Adviser was founded in 1999 and had approximately $7 billion in total assets under management. The Board reviewed the background information of key investment personnel servicing the HCM ETFs and recognized their broad investment experience. The Board discussed the Adviser’s continued utilization of its proprietary quantitative models which generated buy/sell signals to determine when and in which market sectors the HCM ETFs should be invested in. The Board noted the Adviser augmented the models with third-party research on macroeconomic factors, international markets, and interest rate direction. The Board reviewed the Adviser’s use of the proprietary quantitative models to mitigate downside risk in the HCM ETFs. The Board noted that the Adviser had defined inputs in its proprietary model to ensure compliance with each HCM ETF’s investment limitations. The Board noted that the Adviser engaged a third-party consultant to annually audit the Adviser’s cybersecurity protocols. The Board observed that the Adviser selected broker/dealers based on best execution. The Trust’s CCO and the Board observed that the Adviser had reported no material compliance issues or data security incidents since the advisory agreements were last approved.

The Board observed that the Adviser monitored liquidity, bid/ask spreads, share price, NAV per share and volume during market hours. The Board discussed that the Adviser reviewed the quality of creation and redemption units each time shares were created or redeemed, and that tracking error was monitored on a real time basis.

The Board concluded that it could reasonably expect the Adviser to continue providing quality service to the HCM ETFs and their respective shareholders.

Performance.

HCM 100— The Board noted that HCM 100 earned a 3-star Morningstar rating and outperformed each of its Morningstar category and the HCM Defender 100 Index, and slightly underperformed its peer group median over the prior 1-year period. The Board further noted that HCM 100 underperformed its Morningstar category, peer

The HCM ETFs
Additional Information (Unaudited)(Continued)
June 30, 2025

group and the Index over the prior 3-year period. The Board observed that HCM 100 outperformed its Morningstar category and peer group, and underperformed the Index, over the prior 5-year and since inception periods. The Board acknowledged that HCM 100 attempted to combat the effects of fee drag by using leveraged ETFs to better track the Index.

HCM 500— The Board commented that HCM 500 earned a 3-star Morningstar rating and outperformed its peer group, Morningstar category, and the HCM Defender 500 Index over the prior 1-year, 5-year, and since inception periods. The Board further commented that HCM 500 underperformed its peer group, Morningstar category and Index over the prior 3-year period. The Board recognized the HCM 500 tracked the index with negligible tracking error.

The Board considered the Adviser’s analysis of the factors that impacted performance, and the Adviser’s ongoing efforts to achieve superior results. After further discussion, the Board concluded that the performance of each HCM ETF was satisfactory.

Fees and Expenses. The Board noted that the advisory fee of each HCM ETF was higher than its peer group and Morningstar category medians and averages. The Board considered the Adviser’s explanation for its fees which included that its proprietary model had been developed over many years through extensive research and was continually being reviewed and refined, as deemed appropriate. The Board discussed that the Adviser believed the utilization of its proprietary model commanded a premium. The Board concluded that the advisory fee for each HCM ETF was not unreasonable.

Economies of Scale. The Board discussed the size of HCM 100 and HCM 500 and their respective prospects for growth and concluded that that neither had achieved meaningful economies that would necessitate the establishment of breakpoints. The Board agreed to monitor and revisit this issue at the next renewal.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its advisory services provided to each of the HCM ETFs and noted that the Adviser had earned a reasonable profit in connection with each HCM ETF. The Board acknowledged the Adviser’s continuing investments in resources to effectively manage the HCM ETFs. The Board concluded that the Adviser’s profitability for each of the HCM ETFs was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of the HCM ETFs and their respective shareholders.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the HCM ETFs.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-770-642-4902 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Howard Capital Management, Inc.
1145 Hembree Road
Roswell, Georgia 30076

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures.

(a)       The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	09/05/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	09/05/25

By (Signature and Title)

/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	09/05/25